Registration No. 2-30070
                                                      Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 75                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 112                                            [X]


                       (Check appropriate box or boxes)

                           -------------------------

                              SEPARATE ACCOUNT A
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On [date], pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 75 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA also adds Forms of a Group Annuity Contract, a Certificate, an Endorsement and Data Pages as Exhibits 4.(y) and 4.(z) under Item 24. The PEA does not amend or delete the currently effective Equi-Vest Prospectus or Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 74 to the Form N-4 Registration Statement (File No. 2-30070), filed with the Commission on April 15, 2002 is incorporated by reference.)

The Equitable Life Assurance
Society of the United States

SUPPLEMENT DATED AUGUST 1, 2002 TO THE EQUI-VEST(R)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS ("SERIES 200")
AND THE EQUI-VEST(R) VANTAGE(SM) SUPPLEMENT ("VANTAGE") DATED MAY 1, 2002

EQUI-VEST(R) TSA contracts (Series 200 and Vantage)
Subject to the 403(b) Certification Rules of the Teacher Retirement System of the State of Texas
--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the Prospectus and Supplement to Prospectus dated May 1, 2002 (the "Prospectuses") for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Equitable Life").

On or about August 1, 2002, Equitable Life will offer its EQUI-VEST(R) Series 200 and EQUI-VEST(R) Vantage(SM) TSA contracts, modified as described below (the "Modified TSA Contracts"), to employees:

o of school districts and open-enrollment charter schools (Grades K - 12) who are eligible to participate in the TSA Plans, the providers of which are subject to the 403(b) certification rules of the Teacher Retirement System of the State of Texas; and

o who enroll in and contribute to the Modified TSA Contracts through a salary reduction agreement signed on or after August 1, 2002.

This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) Series 200 or EQUI-VEST(R) Vantage(SM) contracts described in the Prospectuses. Terms in this Supplement have the same meaning as in the Prospectuses.

Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) Series 200 and EQUI-VEST(R) Vantage(SM) Prospectuses include the following:

1.   TOTAL ANNUAL EXPENSES. The following footnote "+" has been added:

o For Series 200, this footnote is added to "Total Separate Account A annual expenses" under "Fee table."

o For Vantage, this footnote is added to "Separate account charge" under "Fee table."

          + For Series 200 and Vantage TSA contracts, the total Separate Account A annual expenses and total annual expenses of the Trusts, when added together, are not permitted to exceed 2.75% (except for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/ Alliance Money Market options in Series 200 which are not permitted to exceed 1.75%), unless a higher rate is permitted by the Teacher Retirement System of Texas. Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premiere VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. The expense examples shown for these options do not reflect this expense limitation. If the examples did reflect this limitation, then the expenses for these options would be lower than those shown under the caption, "If you surrender your contract at the end of each period shown, the expenses would be:" in the expense examples.

2.   WITHDRAWAL CHARGES.

o    The following are changed in the EQUI-VEST(R) Series 200 Prospectus:

     Under "Fees and charges" in "EQUI-VEST(R) employer-sponsored programs at a glance - key features" all references to the amount of withdrawal charge are replaced with the following:

          All series 200 contracts: 6% of contributions withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.


       FOR USE ONLY WITH TSA CONTRACTS SUBJECT TO THE 403(B) CERTIFICATION
      RULES OF THE TEACHER RETIREMENT SYSTEM OF THE STATE OF TEXAS (SCHOOL
         DISTRICTS AND OPEN-ENROLLMENT CHARTER SCHOOLS - GRADES K - 12)

                                                                          x00415

     The following table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" in the Prospectus.



-------------------------------------------
      Contract Year(s)         Charge
-------------------------------------------
           1                    6.00%
           2                    5.75%
           3                    5.50%
           4                    5.25%
           5                    5.00%
           6                    4.75%
           7                    4.50%
           8                    4.25%
           9                    4.00%
           10                   3.00%
           11                   1.00%
           12                   1.00%
      13 and later              0.00%
-------------------------------------------

o The following are changed in the EQUI-VEST(R) Vantage(SM) Supplement:

 The "Withdrawal charge" paragraph in the "Fee table" is deleted in its entirety and replaced by the following table:



----------------------------------------------------
     Participant/Contract Year(s)         Charge
----------------------------------------------------
                 1                          6.00%
                 2                          5.75%
                 3                          5.50%
                 4                          5.25%
                 5                          5.00%
            6 and later                     0.00%
----------------------------------------------------

     The first sentence in the last paragraph under "Withdrawal Charge for EQUI-VEST(R) Vantage(SM) Contracts" in Section 12, is replaced in its entirety with the following:

          The withdrawal charge equals up to 6% of the amount withdrawn from the account value under the contract attributable to the participant for whom the withdrawal is made (or of the defaulted loan amount, if applicable) in the first five contract or participation years, as applicable. See the "Withdrawal charge" table that appears in the "Fee table."






       FOR USE ONLY WITH TSA CONTRACTS SUBJECT TO THE 403(B) CERTIFICATION
      RULES OF THE TEACHER RETIREMENT SYSTEM OF THE STATE OF TEXAS (SCHOOL
         DISTRICTS AND OPEN-ENROLLMENT CHARTER SCHOOLS - GRADES K - 12)

                                    PART C

                               OTHER INFORMATION

This Part C is amended solely for the purpose of adding Exhibits No. 4.(y) and 4.(z) and filing such exhibits herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 74 to the Registration Statement.

Item 24. Financial Statements and Exhibits.

         (b) Exhibits.

         The following exhibit is filed herewith:

         4.(y) Form of Group Annuity Contract No. 2001-TSAGAC-TXTRS, Form of Certificate No. 2001 TSACERTB-TXTRS and Form of Data Pages for TSA Vantage contracts in connection with the Texas Teacher Retirement System.

        4.(z) Form of Endorsement and Form of Data Pages for TSA Series 200 contracts in connection with Texas Teacher Retirement System.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 11th day of July 2002.




                                        SEPARATE ACCOUNT A OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Robin Wagner
                                           ---------------------
                                        Robin Wagner
                                        Vice President and Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 11th day of July 2002.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                               ---------------------
                                           Robin Wagner
                                           Vice President and Counsel
                                           The Equitable Life Assurance Society
                                             of the United States



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                    Director, Chairman of the Board and
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:

 Bruce W. Calvert         Jean-Rene Fourtou           George T. Lowy
 Francoise Colloc'h       Norman C. Francis           Edward D. Miller
 Christopher M. Condron   Donald J. Greene            Didier Pineau-Valencienne
 Henri de Castries        John T. Hartley             George J. Sella, Jr.
 Claus-Michael Dill       John H.F. Haskell, Jr.      Peter J. Tobin
 Joseph L. Dionne         Mary R. (Nina) Henderson    Stanley B. Tulin
 Denis Duverne            W. Edwin Jarmain



*By: /s/ Robin Wagner
   ------------------------
        Robin Wagner
        Attorney-in-Fact
        July 11, 2002

                                 EXHIBIT INDEX

EXHIBIT NO.                                             TAG VALUE
-----------                                             ---------

4.(y)           Forms of Group Annuity Contract,        EX-99.4y
                Certificate and Data Pages

4.(z)           Forms of Endorsement and Data Pages     Ex-99.4z